9. INTEREST EXPENSE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense
Interest on indebtedness	$ 231,015	$ 209,136	$ 195,523
Interest on derivative instruments	(7,105)	3,071	2,303
Interest on satellite performance incentive payments	4,134	4,750	5,548
Interest on significant financing component	27,374
Interest on employee benefit plans (Note 29)	1,488	1,511	1,733
Capitalized interest (Note 16)	(19,120)	(18,324)	(6,292)
Interest expense	$ 237,786	$ 200,144	$ 198,815